Leases - Schedule of right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	$ 3,271,084	$ 1,769,663	$ 3,308,616
Additions to right-of-use assets	1,075,309	1,120,260	370,155
Depreciation charge for the year	(384,684)	(163,148)	(219,428)
Derecognition of right-of-use assets	(195,597)	(214,131)	(817,820)
Acquisitions through business combinations	3,682,812	927,449
Disposals through sale of subsidiary		(1,321)
Translation differences	9,482	(2,105)	15
Impairment charge for the year	(4,567)
Transfers	0	0	0
Property, plant and equipment including right-of-use assets at end of period	7,091,974	3,271,084	1,769,663
Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	1,910	32,936	21,493
Additions to right-of-use assets	2,539	332	31,557
Depreciation charge for the year	(9,247)	(1,413)	(18,040)
Derecognition of right-of-use assets	0	(30,162)	(2,087)
Acquisitions through business combinations	210,751	1,431
Disposals through sale of subsidiary		(1,184)
Translation differences	156	(30)	13
Impairment charge for the year	(4,567)
Transfers	(196,695)	0	0
Property, plant and equipment including right-of-use assets at end of period	4,847	1,910	32,936
Bareboats | Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	0	30,295
Additions to right-of-use assets	0	0
Depreciation charge for the year	(8,238)	(295)
Derecognition of right-of-use assets		(30,000)
Acquisitions through business combinations	209,500	0
Disposals through sale of subsidiary		0
Translation differences	0	0
Impairment charge for the year	(4,567)
Transfers	(196,695)
Property, plant and equipment including right-of-use assets at end of period	0	0	30,295
Time Charters | Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	0	0
Additions to right-of-use assets	0	0
Depreciation charge for the year	0	0
Derecognition of right-of-use assets		0
Acquisitions through business combinations	0	0
Disposals through sale of subsidiary		0
Translation differences	0	0
Impairment charge for the year	0
Transfers	0
Property, plant and equipment including right-of-use assets at end of period	0	0	0
Office rental | Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	1,876	2,499
Additions to right-of-use assets	2,539	332
Depreciation charge for the year	(976)	(1,013)
Derecognition of right-of-use assets		(162)
Acquisitions through business combinations	1,251	1,431
Disposals through sale of subsidiary		(1,184)
Translation differences	155	(28)
Impairment charge for the year	0
Transfers	0
Property, plant and equipment including right-of-use assets at end of period	4,845	1,876	2,499
Company cars | Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	34	141
Additions to right-of-use assets	0	0
Depreciation charge for the year	(33)	(105)
Derecognition of right-of-use assets		0
Acquisitions through business combinations	0	0
Disposals through sale of subsidiary		0
Translation differences	1	(2)
Impairment charge for the year	0
Transfers	0
Property, plant and equipment including right-of-use assets at end of period	$ 2	$ 34	$ 141